Transactions with Related Parties (Details Narrative) - USD ($)	7 Months Ended		12 Months Ended
	Jul. 28, 2025	Jul. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties			$ 0	$ 2,842,000
Due to related parties			3,170,000	880,000
net proceeds			99,050,000	228,416,000	$ 165,944,000
Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties			0	2,623,000
Management fees			0	0	567,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense			2,507,000	2,222,000	1,203,000
Due from related parties			828,000	176,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense			20,608,000	19,880,000	19,503,000
Supervisory services expenses			4,424,000	2,093,000	1,897,000
Due from related parties			144,000	170,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2026 [Member]
Related Party Transaction [Line Items]
Services rendered expense			25,779,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2027 [Member]
Related Party Transaction [Line Items]
Services rendered expense			25,380,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2028 [Member]
Related Party Transaction [Line Items]
Services rendered expense			26,753,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2029 [Member]
Related Party Transaction [Line Items]
Services rendered expense			27,785,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2030 [Member]
Related Party Transaction [Line Items]
Services rendered expense			27,794,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2031 to 2035 [Member]
Related Party Transaction [Line Items]
Services rendered expense			112,550,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense			$ 3,000,000	7,000,000	5,000,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Ownership percentage			25.00%
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense			$ 9,436,000	9,657,000	11,026,000
Related Party Transaction, Rate			1.25%
Due to related parties			$ 577,000	430,000
Accrued liabilities			474,000	510,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense			18,883,000	15,150,000	14,420,000
Due to related parties			1,181,000	219,000
Accrued Insurance, Current			2,027,000	758,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense			7,508,000	7,027,000	6,589,000
Due to related parties			440,000	456,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			31,000	30,000	30,000
Third Party Managed Vessels Eurochampion 2004, Maria Princess, Sapporo Princess, Ulysses and Hercules I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					29,700
Third Party Managed Vessels Afrodite, Ariadne and Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					28,900
Chartered in, Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			21,700	21,000	21,000
DP2 suezmax shuttle tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			37,200	36,000	36,000
Neo Energy and Maria Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees				45,900	45,100
Tenergy [member]
Related Party Transaction [Line Items]
Monthly Management Fees			38,800	37,500	36,700
VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,200	28,700	28,700
Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,300	28,800	28,400
Ulysses and Hercules I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			31,000	30,100
Sapporo Princess and Maria Princess Member
Related Party Transaction [Line Items]
Monthly Management Fees				30,100
Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,000	29,300
Eurochampion 2004 [Member]
Related Party Transaction [Line Items]
Monthly Management Fees				29,700
Alpes, Aspen and Popi Sazaklis [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,700	29,300
DF Montmartre and DF Mystra [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,400	28,700
Maria Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			47,100
Maria Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			31,000
Supervisory Fees For New Vessels Construction [Member] | Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Supervisory services expenses			$ 21,700	21,000	21,000
One Suezmax Tanker, Two Handysize Vessels and One Aframax Tanker [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate			0.50%
Brokerage commission amount			$ 505,000
Two Suezmax Tankers, Two Aframax Tankers and One LNG Carrier [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount				$ 1,168,000
Two Suezmax Tankers, Two Aframax Tankers and One LNG Carrier [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate				0.50%
Six Handymax Two Handysize [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount					$ 848,000
Six Handymax Tankers and Two Handysize Tankers [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate					0.50%
Athens 04, Paris 24, Dr Irene Tsakos and Silia T [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party			$ 1,000,000
Njord DF, Ran DF, Chios DF and Ithaki DF [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party				$ 1,000,000
LNG Carrier Tenergy and DP2 Shuttle Tanker Porto [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party					$ 500,000
Aegeas [Member]
Related Party Transaction [Line Items]
net proceeds		$ 14,000,000
Andromeda [Member]
Related Party Transaction [Line Items]
net proceeds	$ 14,000,000